Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies and Estimates [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with the generally accepted accounting principles of the United States (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for financial information.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements of the Company include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries in which the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Company obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIE through power to govern the activities which most significantly impact VIE’s economic performance and is obligated to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, then the entity is consolidated. All intercompany transactions and balances among the Company, its subsidiaries, the VIE and its subsidiaries have been eliminated upon consolidation.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Critical Accounting Estimates

Critical Accounting Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments that management makes about the carrying values of assets and liabilities, which are not readily apparent from other sources. Management bases its estimates and judgments on historical information and on various other assumptions that it believes are reasonable under the circumstances. U.S. GAAP requires management to make estimates and judgments in several areas, including, but not limited to, those related to revenue recognition, the assessment of the allowance for credit losses, the valuation allowance for deferred tax assets, the valuation of deferred disposal consideration, and the recoverability of acquisition and service prepayments. These estimates are based on management’s knowledge about current events and expectations about actions that the Company may undertake in the future. Actual results could differ from those estimates.

Foreign Currency Translation and Comprehensive income

Foreign Currency Translation and Comprehensive income

The Company uses U.S. dollars (“US$”) as its reporting currency. The functional currency of the Company and its wholly-owned subsidiaries incorporated outside of PRC is US$, while the functional currency of the PRC entities, including the Company’s wholly-owned subsidiaries, VIE and VIE’s subsidiaries is Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of operations and comprehensive income (loss) as foreign exchange related gain or loss. The consolidated financial statements of the Company’s subsidiaries, VIE and VIE’s subsidiaries using functional currency other than US$ are translated from the functional currency to the reporting currency, US$. Assets and liabilities of the Company’s subsidiaries, VIE and VIE’s subsidiaries incorporated in PRC are translated into US$ at balance sheet date exchange rates, while income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by U.S. Federal Reserve. Equity is translated at historical rates. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as accumulated other comprehensive income or loss on the consolidated balance sheets.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2025
Balance sheet date spot rates (as of June 30, 2026, June 30, 2025 and December 31, 2025):	$6.7851	$7.1636	$6.9931
Average rate (for the six months ended June 30, 2026 and 2025):	$6.8624	$7.2526	$7.1875

Cash

Cash

Cash includes cash on hand and demand deposits placed with commercial banks. The VIE and its subsidiaries maintain most of the bank accounts in mainland China. Balances at financial institutions within mainland China are covered by insurance up to RMB 500,000 (US$76,000) per bank. Any balance over RMB 500,000 per bank in PRC mainland China will not be covered. As of June 30, 2026 and December 31, 2025, cash balances held in banks in PRC mainland China were $160,800 and $81,660, respectively, of which nil and nil, respectively, were not covered by such insurance. The Company has not experienced any losses in accounts held in PRC mainland China’s financial institutions and believes it is not exposed to any significant risks on cash held in such institutions.

Cash held in accounts at U.S. financial institutions is insured by the Federal Deposit Insurance Corporation or other programs subject to certain limitations up to $250,000 per depositor. As of June 30, 2026 and December 31, 2025, cash of $987,518 and $604,281, respectively, was maintained at U.S. financial institutions, of which $397,415 and $226,515, respectively, was not covered by such insurance. The Company did not experience any losses in such accounts and does not believe the cash is exposed to any significant risk.

Cash maintained at financial institutions in Hong Kong is insured by the Hong Kong Deposit Protection Board up to a limit of HK$500,000 ($64,000). As of June 30, 2026 and December 31, 2025, cash balances maintained at financial institutions in Hong Kong were nil and nil, respectively. The Company, its subsidiaries and the VIE have not experienced any losses in such accounts and do not believe the cash is exposed to any significant risk.

Cash was maintained at financial institutions in the British Virgin Islands and the Cayman Islands. Neither jurisdiction has a formal deposit protection scheme. As of June 30, 2026 and December 31, 2025, cash balances maintained at financial institutions in these jurisdictions were nil and nil, respectively. The Company and its subsidiaries have not experienced any losses in such accounts and do not believe the cash is subject to significant credit risk.

Digital Assets, Net

Digital Assets, Net

The Company accounts for crypto assets that meet the scope criteria of ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets, at fair value. The Company has ownership of and control over its digital assets and the Company may use third-party custodial services to secure it. The digital assets are initially recorded at cost and are subsequently remeasured on the consolidated balance sheet at fair value.

The Company determines and records the fair value of its digital assets in accordance with ASC 820, Fair Value Measurement (“ASC 820”), based on quoted prices on the active exchange(s) that the Company has determined is the principal market for such assets (Level I inputs). The Company determines the cost basis of its digital assets using the specific identification of each unit received. Realized and unrealized gains and losses are recorded to other income (expense), net in the Company’s consolidated statement of operations. The Company adopted new accounting policies per ASU 2023-08 Cryptocurrency for fair value on the digital assets that it acquired and currently holds See Note 5 - Digital Assets, Net, for further information regarding digital assets.

Expected Credit Losses

Expected Credit Losses

On January 1, 2023, the Company adopted ASU 2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments(ASC 326). This standard replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. CECL requires an estimate of credit losses for the remaining estimated life of the financial asset using historical experience, current conditions, and reasonable and supportable forecasts and generally applies to financial assets measured at amortized cost, including loan receivables and held-to-maturity debt securities, and some off-balance sheet credit exposures such as unfunded commitments to extend credit. Financial assets measured at amortized cost will be presented at the net amount expected to be collected by using an allowance for credit losses. In addition, CECL made changes to the accounting for available-for-sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available-for-sale debt securities if management does not intend to sell and does not believe that it is more likely than not they will be required to sell. There was no material transition adjustment upon adoption of CECL. The Company applies the CECL model to accounts receivable, loan receivables and other financial assets measured at amortized cost.

Loan receivables from third parties (see Note 7) are also within the scope of ASC 326. Management estimates expected credit losses on these balances using a methodology consistent with that applied to other financial assets, taking into account the borrower’s credit profile, contractual repayment terms, and current and forward-looking economic conditions.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable represent the amounts that the Company has an unconditional right to consideration, which are stated at the historical carrying amount net of credit loss allowance. The Company maintains credit loss allowance for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including historical losses, the age of the receivable balance, the customer’s historical payment patterns, its current credit-worthiness and financial condition, and current market conditions and economic trends. Accounts are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Prepayments, Net

Prepayments, Net

Prepayments primarily represent advance payments for services to be received or goods to be delivered. Such balances may be refundable or non-refundable depending on the underlying contractual terms. Prepayments for services are recognized as assets and amortized to expense over the period in which the related services are received. The Company evaluates such balances for impairment when there are indicators that the services may not be fully realized.

Other receivables and other current assets, Net

Other receivables and other current assets, Net

Other receivables and other current assets primarily include non-interest-bearing loans of the other business entities. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Management reviews the composition of other receivables and analyzes historical bad debts, and current economic trends to evaluate the adequacy of the reserves. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made.

Property and Equipment

Property and Equipment

Property and equipment primarily consist of electronic equipment, which is at cost less accumulated depreciation. Depreciation expense is calculated on a straight-line basis over estimated useful lives of the assets of 3 years. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. The carrying value of property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that it may not be recoverable. If the carrying amount of an asset group is greater than its estimated future undiscounted cash flows, the carrying value is written down to the estimated fair value. There was no impairment of property and equipment as of June 30, 2026 and December 31, 2025. Depreciation expense for the six months ended June 30, 2026 and 2025 was $756 and nil, respectively.

Leases

Leases

Under ASC 842, “Leases,” a contract is or contains a lease when the Company has the right to control the use of an identified asset. The Company determines if an arrangement is a lease at inception of the contract, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. The commencement date of the lease is the date that the lessor makes an underlying asset available for use by the Company.

The Company determines if the lease is an operating or finance lease at the lease commencement date based upon the terms of the lease and the nature of the asset. The lease term used to calculate the lease liability includes options to extend or terminate the lease when it is reasonably certain that the option will be exercised. The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases with a lease term of 12 months or less. Lease payments for short-term leases are recognized as expense on a straight-line basis over the lease term.

The lease liability is measured at the present value of future lease payments, discounted using the discount rate for the lease at the commencement date. As the Company is typically unable to determine the implicit rate, the Company uses an incremental borrowing rate based on the lease term and economic environment at commencement date. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The ROU assets include adjustments for prepayments and accrued lease payments. The right-of-use (“ROU”) asset is initially measured as the amount of lease liability, adjusted for any initial lease costs, prepaid lease payments, and reduced by any lease incentives.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating and finance leases are subject to the impairment guidance in ASC 360, “Property, Plant, and Equipment,” as ROU assets are long-lived nonfinancial assets.

ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU assets are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. As of June 30, 2026 and December 31, 2025, the Company recognized no impairment of ROU assets. Upon termination or modification of a lease, the Company derecognizes the related lease liability and right-of-use asset and recognizes any resulting gain or loss in the consolidated statements of operations.

Share-based Compensation

Share-based Compensation

The Company accounts for share-based compensation awards to officers, directors, employees, and for acquiring goods and services from nonemployees in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the vesting period. The Company accounts for forfeitures when they occur.

Fair Value Measurement

Fair Value Measurement

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurement”, which defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure. Under these provisions, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The standard establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances when observable inputs are not available. The hierarchy is described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs. As of June 30, 2026, the Company has level 1 fair value calculations on digital assets.

Level 2:	Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

Financial instruments included in current assets and current liabilities are reported at carrying value, which approximates fair value due to their short-term nature. The fair value of receivables from disposal of subsidiaries is determined based on the present value of expected contractual cash flows using an appropriate market-based discount rate.

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of June 30, 2026, by level within the fair value hierarchy:

June 30, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Digital assets	$3,708,612	$-	$-	$3,708,612
Total assets	$3,708,612	$-	$-	$3,708,612

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company recorded no impairment charge for the six months ended June 30, 2026 and 2025, respectively.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. The core principle of this new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer

●	Step 2: Identify the performance obligations in the contract

●	Step 3: Determine the transaction price

●	Step 4: Allocate the transaction price to the performance obligations in the contract

●	Step 5: Recognize revenue when the Company satisfies a performance obligation

The Company, through its PRC operating entities, contracts with the labor-demand side companies (employing companies) to facilitate the recruitment labor in PRC.  After the disposition of Juxing and subsidiary Pengze, and VIEs Gongwuyuan and its subsidiaries, the Company’s revenue from continuing operations consists of (1) Intelligent Matching and SaaS Platform services and (2) business management and consulting services.

Intelligent Matching and SaaS Platform Business

The Company operates its human resources service platform in China through its proprietary SaaS system, providing enterprise clients with talent matching and workforce solutions and freelancers with employment opportunities.

The Company’s platform enables enterprise clients to post service requirements and uses data analytics, deep learning, and semantic analysis to match qualified professionals with project requirements. The platform also facilitates and manages the service process through standardized workflows. The Company generally charges enterprise clients a service fee based on a percentage of the transaction value or service fee, with rates varying by industry and cooperation model.

The Company recognizes revenue from its intelligent matching and SaaS platform business in accordance with ASC 606, Revenue from Contracts with Customers. The Company generally enters into service arrangements with enterprise customers pursuant to which it provides talent matching, workforce solutions and related service management. The transaction price is generally determined based on a contractual service fee or a percentage of the underlying transaction value. Revenue is recognized when the related performance obligation is satisfied, generally upon completion and acceptance of the agreed-upon services by the enterprise customer. For services provided continuously over a specified service period, revenue is recognized over time as the services are rendered.

Business Management and Consulting Business

The Company also provides business management and consulting services through Baiya Chengdu. The Company diagnoses difficulties in infrastructure and enterprise systems and addresses business challenges that enterprises confront by developing strategies to surmount such hurdles to ensure the healthy growth and development of the business of its customers. The revenue is recognized at a point in time when service is provided.

Disaggregation of Revenue

Disaggregation of Revenue

For the six months ended June 30, 2026 and 2025, all of the Company’s revenue was generated in the PRC. The Company disaggregates revenue into the revenue streams shown in the following table:

	For the Six Months Ended June 30,
	2026	2025
Category of Revenue
Intelligent Matching and SaaS Platform	$687,562	$-
Business management and consulting services	69,243	-
Total revenues	$756,805	$-

For the six months ended June 30, 2026 and 2025, the revenue from discontinued operations were $1,948,681 and $7,261,545.

Cost of Revenues

Cost of Revenues

Cost of revenue primarily consists of system integration and software service fees, transaction revenue-sharing and payment processing fees associated with the intelligent revenue-sharing system, as well as employee compensation and service fees.

Selling Expenses

Selling Expenses

Selling expenses consisted mainly of salesperson’s salary and commission expenses, advertising and promotion expenses, travel and transportation expenses of salespeople, and business hospitality expenses.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses mainly consisted of employee salaries, consulting and professional service expenses, share-base compensation expense, office rent and management expenses, and office utilities and other office expenses.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist primarily of employee salaries and benefits for research and development personnel, allocated overhead and outsourced development expenses. During the six months ended June 30, 2026 and 2025, no costs for research and development were qualified for capitalization; the Company expensed all research and development expenses as incurred. There were no research and development expenses from its continuing operations. The Company has $176,415 and $75,605 research and development expenses from its discontinued operation.

Value Added Taxes (“VAT”)

Value Added Taxes (“VAT”)

The Company’s PRC subsidiary, VIE and its subsidiaries are subject to value added tax (“VAT”) and related surcharges based on gross sales or service price depending on the type of services provided in the PRC (“output VAT”), and the VAT may be offset by VAT paid by the Company on service purchases (“input VAT”). The applicable rate of output VAT or input VAT for the Company ranges from 1% to 9%. Gross sales or service price charged to customers is subject to output VAT and subsequently paid to PRC tax authorities after netting input VAT on purchases incurred during the period. The Company’s revenues are presented net of VAT collected on behalf of PRC tax authorities and its related surcharges; the VAT is not included in the consolidated statements of comprehensive income. All of the VAT returns filed by the Company’s PRC operating entities have been and remain subject to examination by the tax authorities for five years from the date of this report.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate. As of June 30, 2026 and December 31, 2025, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. The Company recognizes interest and penalties related to significant uncertain income tax positions in other expenses, if any.

Non-controlling Interests

Non-controlling Interests

The Company follows FASB ASC Topic 810, “Consolidation,” governing the accounting for and reporting of non-controlling interests (“NCIs”) in partially owned consolidated subsidiaries and the loss of control of subsidiaries. Certain provisions of this standard indicate, among other things, that NCI (previously referred to as minority interests) be treated as a separate component of equity, not as a liability, that increases and decreases in the parent’s ownership interest that leave control intact be treated as equity transactions rather than as step acquisitions or dilution gains or losses, and that losses of a partially-owned consolidated subsidiary be allocated to non-controlling interests even when such allocation might result in a deficit balance.

The net income attributed to NCI was separately designated in the accompanying statements of operations and comprehensive income. Losses attributable to NCI in a subsidiary may exceed an NCI in the subsidiary’s equity. The excess attributable to NCI is attributed to those interests. NCIs shall continue to be attributed their share of losses even if that attribution results in a deficit NCIs balance.

As of June 30, 2026 and December 31, 2025, the Company had NCIs of $3,885 and $113,382, respectively, representing the non-controlling ownership interests in the VIE and its subsidiaries and other consolidated entities, as applicable.

Net loss per Share

Net loss per Share

Basic net loss per ordinary share is computed by dividing the net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is computed by dividing net loss attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted loss per share. For the six months ended June 30, 2026 and 2025, the Company had no dilutive stocks.

Related Parties and Transactions

Related Parties and Transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards. Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 8.

Segment Reporting

Segment Reporting

FASB ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the method a company’s management organizes segments within the Company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manners in which management disaggregates a company. Management determining the Company’s current operations constitutes a single reportable segment in accordance with ASC 280.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments were designed to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. The ASU applies to all public entities that are required to report segment information in accordance with ASC 280. The Company adopted this standard for the year ended December 31, 2024.

The Company operates as a single reportable segment. The Company’s CEO is the chief operating decision maker (“CODM”). The CODM reviews the Company’s financial performance and allocates resources on a consolidated basis using operating profit (loss) as the measure of segment profit or loss. The CODM uses this measure to assess the Company’s performance and make decisions regarding the allocation of resources. No significant segment expense categories are regularly provided to the CODM and included in the reported measure of segment profit or loss.

Concentrations and Credit Risk

Significant Risks and Uncertainties

Currency Convertibility Risk

Substantially all of the Company’s operating activities are settled in RMB, which is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Concentrations and Credit Risk

During the six months ended June 30, 2026, the Company had three major customers from continuing operations that accounted for 26%, 17%, and 12% of total revenue, respectively. As of June 30, 2026, balances due from one customer accounted for 100% of total accounts receivable, respectively.

During the six months ended June 30, 2025, the Company had no customer from continuing operations that accounted for more than 10% of total revenue.

During the six months ended June 30, 2026, the Company had one service provider from continuing operations that accounted for 100% of total service purchases. As of June 30, 2026, one service provider accounted for 100% of accounts payable.

During the six months ended June 30, 2025, the Company had no vendor from continuing operations that accounted for more than 10% of total purchases.

Interest Rate Risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the Company’s interest risk exposure.

Commitments and Contingencies

Commitments and Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the Company’s consolidated financial statements.

If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed. As of June 30, 2026 and December 31, 2025, the Company had no such contingencies.

Statement of Cash Flows

Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations are calculated based upon the local currencies. As a result, amounts shown on the statement of cash flows may not necessarily agree with changes in the corresponding asset and liability on the balance sheet.